Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of loans, by loan type
Total loans	$ 9,460,422	$ 8,809,826
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	5,603,505	5,089,721
Real estate - mortgage
Summary of loans, by loan type
Total loans	1,074,510	999,313
Commercial real estate
Summary of loans, by loan type
Total loans	2,338,593	2,484,454
Consumer
Summary of loans, by loan type
Total loans	51,003	49,777
Foreign
Summary of loans, by loan type
Total loans	$ 392,811	$ 186,561